Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Anti-Dilutive Securities Excluded from Computations of Diluted Weighted-Average Shares

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the three and nine months ended September 30,
	2014	2015
Preferred warrants outstanding (number of common stock equivalents)	1,587	1,587
Preferred share RSUs (number of common stock equivalents)	73,151	73,151
Common warrants outstanding	609,187	2,392,738
Common share RSUs	178,467	77,267
Common options outstanding	875,042	2,054,338
Total anti-dilutive common share equivalents	1,737,434	4,599,081

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the year ended December 31,
	2013	2014
Series A preferred (number of common stock equivalents)	1,652,851	—
Preferred warrants outstanding (number of common stock equivalents)	192,262	1,587
Preferred share RSUs (number of common stock equivalents)	89,647	73,151
Common warrants outstanding	836,890	609,187
Notes payable convertible into common shares	1,110,649	—
Common share RSUs	133,971	178,467
Common options outstanding	333,106	906,194

Total anti-dilutive common share equivalents	4,349,376	1,768,586